American Funds Balanced PortfolioSM (Prospectus Summary) | American Funds Balanced PortfolioSM
American Funds Balanced PortfolioSM
Investment objectives
The fund's investment objectives are to provide current income and long-term growth of capital and income.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 50 of the prospectus and on page 83 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds Balanced PortfolioSM	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses American Funds Balanced PortfolioSM		Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.26%	1.00%	1.00%	0.25%	none	0.25%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.18%	0.18%	0.18%	0.14%	0.15%	0.26%	0.27%	0.26%	0.21%	0.26%	0.12%	0.26%	0.17%	0.12%	0.10%	0.21%
Acquired (underlying) fund fees and expenses		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total annual fund operating expenses		0.89%	1.63%	1.63%	0.84%	0.60%	0.96%	1.72%	1.71%	1.16%	0.71%	1.57%	1.46%	1.12%	0.82%	0.55%	0.66%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.79%	1.53%	1.53%	0.74%	0.50%	0.86%	1.62%	1.61%	1.06%	0.61%	1.47%	1.36%	1.02%	0.72%	0.45%	0.56%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds Balanced PortfolioSM (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	651	833	1,030	1,599
Class B	656	904	1,077	1,726
Class C	256	504	877	1,924
Class F-1	76	258	456	1,028
Class F-2	51	182	325	740
Class 529-A	678	893	1,124	1,780
Class 529-B	684	971	1,181	1,921
Class 529-C	283	568	976	2,110
Class 529-E	128	398	687	1,502
Class 529-F-1	82	256	444	978
Class R-1	150	486	846	1,859
Class R-2	138	452	788	1,738
Class R-3	104	346	607	1,354
Class R-4	74	252	445	1,004
Class R-5	46	166	297	680
Class R-6	57	201	358	813

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds Balanced PortfolioSM (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	156	504	877	1,726
Class C	156	504	877	1,924
Class 529-B	184	571	981	1,921
Class 529-C	183	568	976	2,110

Portfolio turnover
The fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds may include growth, growth-and-income, equity-income, balanced and bond funds.

Normally through its investments in the underlying funds, the fund will maintain at least 45% of the value of its net assets in common stocks and other equity investments and at least 25% of the value of its net assets in bonds and other debt securities (including money market instruments).

The fund will have exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as "junk bonds." Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S.
government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund's investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund's investment objective of providing current income and long-term growth of capital and income. In making this determination, the fund's investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund's investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund's investment objective.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk -- Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure -- The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks -- Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks -- Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets -- Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in U.S. government securities -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management -- The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
Because the fund began investment operations on May 18, 2012, information regarding investment results is not available as of the date of this prospectus.

[1]	Based on estimated amounts for a partial year.